SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20548


               RULE 23C-2 NOTICE OF INTENTION TO REDEEM SECURITIES


                                       of


               BlackRock Florida Insured Municipal 2008 Term Trust
                              100 Bellevue Parkway
                              Wilmington, DE 19809
                                 (888) 825-2257


                                    under the


                         Investment Company Act of 1940


                    Investment Company Act File No. 811-07092



 1. Title of the class of securities of BlackRock Florida Insured Municipal 2008 Term Trust (the "Company") to be redeemed:

         Auction Rate Municipal Preferred Stock, Series R7, par value $.01 per share (CUSIP 09247H205) (the "Shares")

 2.  The date on which the securities are to be called or redeemed:

         July 7, 2006

 3. The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:

         The Shares are to be redeemed pursuant to Section 4 of the Company's Articles of Amendment.

 4. The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

         The Trust intends to redeem certain of the outstanding (1,200) Shares, representing an aggregate principal amount of $30,000,000.

                                    SIGNATURE

         Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Trust has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned, on this 6th day of June, 2006.


                                            BLACKROCK FLORIDA INSURED MUNICIPAL
                                            2008 TERM TRUST


                                            By: /s/ Robert S. Kapito
                                               ---------------------------------
                                               Name:  Robert S. Kapito
                                               Title: President